BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

Standard Waste Services, LLC Business Combination

On May 31, 2024 (the “Standard acquisition date”), the Company completed a transaction to acquire Standard. The total purchase consideration in connection with the acquisition was approximately $16.1 million. The purchase price consisted of $4,652,500 of cash (inclusive of a $652,500 cash deposit paid on January 8, 2024), the issuance of two note payables with an aggregate principal value of $2,859,898 (Note 9 – Note Payables), and the issuance of 612,000 shares of Series A Preferred Stock valued at $8,568,000 (Note 16 – Commitments and contingencies). The convertible stock exchanges at a 100 common shares to 1 share of Series A Preferred Stock and was valued considering the trading price of $0.14, which was the trading price Company’s common stock on the date of close. The goodwill recorded in the business combination is anticipated to be tax-deductible.

Standard is a provider of contracted commercial roll-off and front-load waste services, including dumpster compactor rentals, to customers principally in Southeast Michigan. Standard provides services to both commercial and industrial customers.

The transaction was accounted for under the acquisition method of accounting and accordingly, the results of Standard’s operations are included within the Trucking Segment for the three and nine months ended September 30, 2024 related to the activity subsequent to the acquisition date.

The purchase price was preliminarily allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition on a provisional basis. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired and, as such, the excess was allocated to goodwill.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the acquisition date.

Estimated
Description	Fair Value

Assets:
Cash	$2,545
Accounts receivable	1,387,932
Property and equipment	5,174,422
Prepaid expenses and other current assets	12,900
Other receivables	1,600
Right-of-use-asset	294,431
Goodwill	13,864,967
$20,738,797

Liabilities:
Accounts payable and accrued expenses	$(947,180)
Accrued payroll and related taxes	(46,189)
Operating lease liability, current	(83,654)
Finance lease liability, current	(29,230)
Notes payable	(3,271,231)
Operating lease liability, noncurrent	(210,778)
Finance lease liability, noncurrent	(70,137)
$(4,658,399)

Net fair value of assets (liabilities) acquired	$16,080,398

Certain estimated fair values for the acquisition, including goodwill, anticipated intangible assets, and property and equipment, are not yet finalized. The purchase price was preliminarily allocated based on information available at the acquisition date and is subject to change as the Company completes its analysis of the fair values at the date of the acquisition during the measurement period not to exceed one year, as permitted under ASC 805.

As a result of the acquisition, the Company recognized a total of $13.9 million of goodwill within the Trucking segment. Goodwill represents the value expected to be created through new customer relationships for the Company, access to new market opportunities, and expected growth opportunities. The goodwill resulting from the acquisition is susceptible to future impairment charges. Total acquisition costs incurred were approximately $659,000, which was recorded as a component of professional fees expenses during the nine months ended September 30, 2024.

Standard’s results of operations are included in our consolidated financial statements from the date of the transaction within its Trucking segment. If the transaction had occurred on the beginning of the year ended December 31, 2023, unaudited pro forma consolidated results for 2024 and 2023, would have been as follows:

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Total revenue	$12,317,716	$12,800,530
Net loss	$(18,653,432)	$(141,608,357)
Pro forma loss per common share	$(0.08)	$(1.04)
Pro forma weighted average number of common shares basic and diluted	222,067,042	135,720,702

The pro forma combined results of operations are not necessarily indicative of the results of operations that actually would have occurred, nor are they necessarily indicative of future consolidated results.

Titan Trucking, LLC Reverse Acquisition

The Company’s subsidiary Titan Merger Sub Corp. (“Merger Sub”), Titan Trucking and the owners of Titan Trucking (“Titan Trucking owners”) entered into a merger agreement (the “Titan Merger Agreement”) on May 19, 2023 (the “Titan acquisition date”). Pursuant to the terms of the Titan Merger Agreement, Merger Sub was merged with and into Titan Trucking on the Titan acquisition date with Titan Trucking surviving as a wholly-owned subsidiary of the Company (the “Titan Merger”). For U.S. federal income tax purposes, the Titan Merger qualified as a tax-free “reorganization”. Under the terms of the Titan Merger Agreement, the Company agreed to pay the Titan Trucking owners 630,900 shares of the Company’s Series A Preferred Stock. Concurrent to the Titan Merger, the Company’s chief executive officer and one of the Company’s directors resigned from their respective positions and a new chief executive officer, chief operating officer and chief financial officer were appointed. Additionally, the new chief executive officer and chief operating officer were both appointed as directors of the Company.

In accordance with ASC 805 – Business Combinations, the Titan Merger was accounted for as a reverse acquisition with Titan Trucking being deemed the accounting acquirer of Titan. Titan Trucking, as the accounting acquirer, recorded the assets acquired and liabilities assumed of Titan at their fair values as of the Titan acquisition date. Titan Trucking’s historical consolidated financial statements have replaced the Company’s historical consolidated financial statements with respect to periods prior to the completion of the Titan Merger with retroactive adjustments to Titan’s legal capital to reflect the legal capital of Titan. Titan remains the continuing registrant and reporting company.

Titan Trucking was deemed to be the accounting acquirer based on the following facts and circumstances: (1) the Titan Trucking owners owned approximately 65% of the voting interests of the combined company immediately following the transaction; (2) the Titan Merger resulted in significant changes to the combined company’s Board of Directors; (3) the Titan Merger resulted in significant changes to the management of the combined company.

The Company accounted for the Titan Merger as a reverse acquisition using acquisition accounting. Because the Titan Merger qualifies as a reverse acquisition and given that Titan Trucking was a private company at the time of the Titan Merger and therefore its value was not readily determinable, the fair value of the merger consideration was deemed to be equal to quoted market capitalization of the Company at the acquisition date. The purchase consideration was as follows:

Titan Environmental Solutions Inc. market capitalization at closing	$27,162,222
Total purchase consideration	$27,162,222

The Company recorded all tangible and intangible assets and liabilities at their estimated fair values on the acquisition date. The following represents the allocation of the purchase consideration:

Description	Fair Value

Assets:
Cash	$69,104
Accounts receivable	369,338
Prepaid expenses and other current assets	17,893
Inventory	64,894
Property and equipment	1,134
Intangible assets	6,471,621
Goodwill	26,880,916
$33,874,900

Liabilities:
Accounts payable and accrued expenses	$(1,009,993)
Customer deposits	(311,544)
Accrued payroll and related taxes	(21,077)
Derivative liability	(219,171)
Convertible notes payable	(1,466,382)
Convertible notes payable – related parties	(102,851)
Notes payable	(3,579,160)
Notes payable – related parties	(2,500)
$(6,712,678)

Net fair value of assets (liabilities) acquired	$27,162,222

The Company assessed the fair values of the tangible and intangible assets and liabilities and the amount of goodwill to be recognized as of the Titan acquisition date. Fair values were based on management’s estimates and assumptions. The intangible assets acquired were specific to the Company’s Recoup subsidiary.

The fair value of the intellectual property intangible asset was measured using the multiple periods excess earnings method (“MPEEM”). Significant inputs used to measure the fair value include an estimated useful life of ten (10) years, an estimate of projected revenue and costs associated with existing customers, an estimated technology obsolescence adjustment, and a discount rate of 12.7%.

The fair value of the tradenames intangible asset was measured using the relief from royalty method. Significant inputs used to measure the fair value include an estimated projected revenue from the tradename, a pre-tax royalty rate of 1%, and a discount rate of 12.7%.

The fair value of the customer list intangible asset was measured using the modified MPEEM. Significant inputs used to measure the fair value include an estimated useful life of ten (10) years, an estimate of projected revenue and costs associated with the new customers, an estimated customer attrition rate, and a discount rate of 12.7%.

The fair value of the noncompete agreement intangible asset was measured with a discounted cash flow analysis that compared projected cash flows during the noncompete agreement period with and without the agreement. Significant inputs used to measure the fair value include an estimate of time for the parties involved to identify the product, bring in the technology, and start the manufacturing process. As well as the estimated risk that the parties involved would choose to compete without the agreement in place and a discount rate of 12.7%. The noncompete agreement prevents the parties involved from directly or indirectly engaging in, or being interested in, any business or entity that engages in any business substantially similar to the Recoup Digester business for a period of five (5) years.

Goodwill arising from the acquisition consisted of new customer relationships for the Company, access to new product market opportunities and expected growth opportunities. Total acquisition costs incurred were approximately $450,000, which was recorded as a component of professional fees expenses during the nine months ended September 30, 2023.

The following supplemental pro-forma financial information approximate combined financial information assumes that the acquisition had occurred at the beginning of the year ended December 31, 2023:

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Total revenue	$8,300,038	$5,936,731
Net loss	$(18,167,196)	$(122,348,055)
Pro forma loss per common share	$(0.10)	$(1.46)
Pro forma weighted average number of common shares basic and diluted	222,067,042	84,039,244

The pro forma combined results of operations are not necessarily indicative of the results of operations that actually would have occurred, nor are they necessarily indicative of future consolidated results.

The pro forma combined results of operations for the nine months ended September 30, 2023, included stock-based compensation of $5,590,485 and goodwill impairment expense of $15,669,287.

NOTE 3 – BUSINESS COMBINATIONS

Titan Trucking, LLC Reverse Acquisition

The Company’s subsidiary Titan Merger Sub Corp. (“Merger Sub”), Titan Trucking and the owners of Titan Trucking (“Titan Trucking owners”) entered into a merger agreement (the “Titan Merger Agreement”) on May 19, 2023 (the “acquisition date”). Pursuant to the terms of the Titan Merger Agreement, Merger Sub was merged with and into Titan Trucking on the acquisition date with Titan Trucking surviving as a wholly-owned subsidiary of the Company (the “Titan Merger”). For U.S. federal income tax purposes, the Titan Merger qualified as a tax-free “reorganization”. Under the terms of the Titan Merger Agreement, the Company agreed to pay the Titan Trucking owners 630,900 shares of the Company’s Series C Preferred Stock. Concurrent to the Titan Merger, the Company’s chief executive officer and one of the Company’s directors resigned from their respective positions and a new chief executive officer, chief operating officer and chief financial officer were appointed. Additionally, the new chief executive officer and chief operating officer were both appointed as directors of the Company. The Company additionally agreed to issue stock compensation in the form of 70,100 shares of the Company’s Series C Preferred Stock to the new chief executive officer (Note 15 – Stock-Based Compensation).

In accordance with ASC 805 – Business Combinations, the Titan Merger was accounted for as a reverse acquisition with Titan Trucking being deemed the accounting acquirer of Titan. Titan Trucking, as the accounting acquirer, recorded the assets acquired and liabilities assumed of Titan at their fair values as of the acquisition date. Titan Trucking’s historical consolidated financial statements have replaced Titan’s historical consolidated financial statements with respect to periods prior to the completion of the Titan Merger with retroactive adjustments to Titan’s legal capital to reflect the legal capital of Titan. Titan remains the continuing registrant and reporting company.

Titan Trucking was deemed to be the accounting acquirer based on the following facts and circumstances: (1) the Titan Trucking owners owned approximately 65% of the voting interests of the combined company immediately following the transaction; (2) the Titan Merger resulted in significant changes to the combined company’s Board of Directors; (3) the Titan Merger resulted in significant changes to the management of the combined company.

The Company accounted for the Titan Merger as a reverse acquisition using acquisition accounting. Because the Titan Merger qualifies as a reverse acquisition and given that Titan Trucking was a private company at the time of the Titan Merger and therefore its value was not readily determinable, the fair value of the merger consideration was deemed to be equal to quoted market capitalization of the Company at the acquisition date. The purchase consideration was as follows:

Titan Environmental Solutions Inc. market capitalization at closing	$27,162,222
Total purchase consideration	$27,162,222

The Company recorded all tangible and intangible assets and liabilities at their estimated fair values on the acquisition date. The following represents the allocation of the estimated purchase consideration:

Estimated
Description	Fair Value

Assets:
Cash	$69,104
Accounts receivable	369,338
Prepaid expenses and other current assets	17,893
Inventory	64,894
Fixed assets	1,134
Intangible assets	6,471,621
Goodwill	26,880,916
$33,874,900

Liabilities:
Accounts payable and accrued expenses	$(1,009,993)
Customer deposits	(311,544)
Accrued payroll and related taxes	(21,077)
Derivative liability	(219,171)
Convertible notes payable	(1,466,382)
Convertible notes payable – related parties	(102,851)
Notes payable	(3,579,160)
Notes payable – related parties	(2,500)
$(6,712,678)

Net fair value of assets (liabilities)	$27,162,222

The Company assessed the fair values of the tangible and intangible assets and liabilities and the amount of goodwill to be recognized as of the acquisition date. Fair values were based on management’s estimates and assumptions. The intangible assets acquired were specific to the Company’s Recoup subsidiary.

The fair value of the intellectual property intangible asset was measured using the multiple periods excess earnings method (“MPEEM”). Significant inputs used to measure the fair value include an estimated useful life of ten (10) years, an estimate of projected revenue and costs associated with existing customers, an estimated technology obsolescence adjustment, and a discount rate of 12.7%.

The fair value of the tradenames intangible asset was measured using the relief from royalty method. Significant inputs used to measure the fair value include an estimated projected revenue from the tradename, a pre-tax royalty rate of 1%, and a discount rate of 12.7%.

The fair value of the customer list intangible asset was measured using the modified MPEEM. Significant inputs used to measure the fair value include an estimated useful life of ten (10) years, an estimate of projected revenue and costs associated with the new customers, an estimated customer attrition rate, and a discount rate of 12.7%.

The fair value of the noncompete agreement intangible asset was measured with a discounted cash flow analysis that compared projected cash flows during the noncompete agreement period with and without the agreement. Significant inputs used to measure the fair value include an estimate of time for the parties involved to identify the product, bring in the technology, and start the manufacturing process. As well as the estimated risk that the parties involved would choose to compete without the agreement in place and a discount rate of 12.7%. The noncompete agreement prevents the parties involved from directly or indirectly, engaging in, or be interested in, any business or entity that engages in any substantially similar business for a period of five (5) years.

Goodwill arising from the acquisition consisted of new customer relationships for the Company, access to new product market opportunities and expected growth opportunities. Total acquisition costs incurred were approximately $450,000 recorded as a component of professional fees expenses. Of the goodwill recognized as a result of the Titan Merger, $6,516,915 is expected to be tax deductible, ratably over a period of fifteen (15) years.

The approximate revenue and gross profit for Titan (excluding the operations of Titan Trucking) from May 19, 2023 through December 31, 2023 was $1,396,000 and $799,000, respectively.

The following supplemental pro-forma financial information approximate combined financial information assumes that the acquisition had occurred at the beginning of the year ended December 31, 2022:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Total revenue	$7,993,090	$4,204,694
Net loss	$(124,502,520)	$(29,014,991)
Pro forma loss per common share	$(0.73)	$(6.58)
Pro forma weighted average number of common shares basic and diluted	170,715,695	4,410,595

The pro forma combined results of operations for the year ended December 31, 2022, include stock-based compensation of $5,590,485 and goodwill impairment expense of $20,364,001. The pro forma combined results of operations are not necessarily indicative of the results of operations that actually would have occurred, nor are they necessarily indicative of future consolidated results.